Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives
Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of intangible assets estimated useful lives
Useful life
Land use rights	50 years
Software	3 years

Schedule of currency exchange rate
	September 30, 2021	September 30, 2020	September 30, 2019
Year-end spot rate	US$1=RMB 6.4580	US$1=RMB 6.8033	US$1= RMB 7.1378
Average rate	US$1=RMB 6.5095	US$1=RMB 7.0077	US$1=RMB 6.8729